Annual Fund Operating Expenses - SA T Rowe Price Growth Stock Portfolio	Jul. 29, 2021
Class 1
Operating Expenses:
Management Fees	0.83%
Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	0.87%
Class 2
Operating Expenses:
Management Fees	0.83%
Service (12b-1) Fees	0.15%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.02%
Class 3
Operating Expenses:
Management Fees	0.83%
Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.12%